[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

September 10, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B 1940 Act Registration Number: 811-21613 1933 Act Registration Numbers: 333-118136 and 333-120600 CIK: 0001299953 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	August 25, 2008
American Century Variable Portfolios, Inc.	0000814680	August 22, 2008
Direxion Insurance Trust	0001102060	September 5, 2008
Dreyfus Investment Portfolios	0001056707	August 18, 2008
Dreyfus Variable Investment Fund	0000813383	August 19, 2008
Franklin Templeton Variable Insurance Products Trust	0000837274	August 27, 2008
Janus Aspen Series	0000906185	August 27, 2008
Legg Mason Partners Variable Equity Trust	0001176343	August 28, 2008
Legg Mason Partners Variable Income Trust	0000874835	August 28, 2008
MFS® Variable Insurance Trust	0000918571	September 8, 2008
Neuberger Berman Advisers Management Trust	0000736913	August 20, 2008
Northern Lights Variable Trust	0001352621	September 5, 2008
Oppenheimer Variable Account Funds	0000752737	September 4, 2008
PIMCO Variable Insurance Trust	0001047304	September 2, 2008
Royce Capital Fund	0001006387	August 21, 2008
Rydex Variable Trust	0001064046	September 3, 2008
SBL Fund	0000217087	September 4, 2008
The Universal Institutional Funds, Inc.	0001011378	September 8, 2008
Van Kampen Life Investment Trust	0000778536	August 29, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance
    and Annuity Company of New York

70 West Red Oak Lane, Fourth Floor * White Plains, New York 10604